Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and balances at central banks	£ 88,897	£ 98,337
Trading assets	75,119	85,991
Derivatives	133,349	160,843
Settlement balances	2,928	2,517
Loans to banks - amortised cost	12,947	11,517
Loans to customers - amortised cost	305,089	310,116
Securities subject to repurchase agreements	9,890	13,717
Other financial assets excluding securities subject to repurchase agreements	49,595	38,212
Other financial assets	59,485	51,929
Intangible assets	6,616	6,543
Other assets	9,805	10,263
Total assets	694,235	738,056
Liabilities
Bank deposits	23,297	30,396
Customer deposits	360,914	361,316
Settlement balances	3,066	2,844
Trading liabilities	72,350	81,982
Derivatives	128,897	154,506
Other financial liabilities	39,732	30,326
Subordinated liabilities	10,535	12,722
Other liabilities	8,954	14,871
Total liabilities	647,745	688,963
Ordinary shareholders' interests	41,182	41,707
Other owners' interests	4,554	6,623
Owners' equity	45,736	48,330
Non-controlling interests	754	763
Total equity	46,490	49,093
Total liabilities and equity	£ 694,235	£ 738,056